Schedule of Investments (unaudited) March 31, 2022	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 1.4%
Tenaris SA	362,600	$5,446,641

Food Products — 0.5%
Darling Ingredients, Inc.(a)(b)	23,424	1,882,821

Metals & Mining — 1.1%
Glencore PLC(b)	639,050	4,158,109

Oil, Gas & Consumable Fuels — 97.8%
ARC Resources Ltd.	447,230	5,988,585
BP PLC	2,257,824	11,068,705
Canadian Natural Resources Ltd.	225,113	13,939,125
Capricorn Energy PLC(b)	794,358	2,293,593
Cenovus Energy Inc.	558,341	9,307,544
Cheniere Energy, Inc.(a)	59,300	8,221,945
Chevron Corp.(a)(c)	311,718	50,757,042
ConocoPhillips(a)	283,935	28,393,462
Devon Energy Corp.(a)	34,317	2,029,164
EOG Resources, Inc.(a)	151,265	18,035,326
Equinor ASA	253,533	9,466,067
Exxon Mobil Corp.(a)	302,477	24,981,575
Gazprom PJSC, ADR(b)(d)	439,600	4,396
Hess Corp.	116,769	12,498,954
Kosmos Energy Ltd.(b)	455,634	3,276,009
Marathon Petroleum Corp.(a)	180,534	15,435,657
Ovintiv, Inc.(a)	112,750	6,096,393
Pioneer Natural Resources Co.(a)(c)	60,454	15,115,314
Santos Ltd.	1,497,536	8,682,419
Shell PLC, ADR(a)	793,351	43,578,770
Suncor Energy, Inc.	464,084	15,108,762
TC Energy Corp.	261,302	14,737,755
TotalEnergies SE	382,917	19,375,416
Tourmaline Oil Corp.	184,533	8,502,260

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.(a)	101,374	$10,293,516
Williams Cos., Inc.(a)	412,358	13,776,881

		370,964,635

Total Long-Term Investments — 100.8% (Cost: $237,936,201)		382,452,206

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.21%(e)(f)	4,256,957	4,256,957

Total Short-Term Securities — 1.1% (Cost: $4,256,957)		4,256,957

Total Investments Before Options Written — 101.9% (Cost: $242,193,158)		386,709,163

Options Written — (1.7)% (Premiums Received: $(5,338,133))		(6,518,935)

Total Investments, Net of Options Written — 100.2% (Cost: $236,855,025)		380,190,228

Liabilities in Excess of Other Assets — (0.2)%		(669,565)

Net Assets — 100.0%		$379,520,663

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,725,280	$1,531,677	(a)	$—	$—	$—	$4,256,957	4,256,957	$564	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Exxon Mobil Corp.	542	04/01/22	USD	82.65	USD	4,476	$(28,610)
Pioneer Natural Resources Co.	110	04/01/22	USD	235.00	USD	2,750	(173,800)
Canadian Natural Resources Limited	192	04/08/22	CAD	79.00	CAD	1,486	(14,206)

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Cenovus Energy Inc.	1,046	04/08/22	CAD	20.50	CAD	2,180	$(62,334)
ConocoPhillips	80	04/08/22	USD	96.01	USD	800	(38,732)
EOG Resources, Inc.	373	04/08/22	USD	114.00	USD	4,447	(235,922)
Valero Energy Corp.	167	04/08/22	USD	88.00	USD	1,696	(237,975)
Williams Cos., Inc.	413	04/08/22	USD	31.00	USD	1,380	(104,283)
Arc Resources Ltd.	212	04/14/22	CAD	15.50	CAD	355	(23,826)
Canadian Natural Resources Limited	192	04/14/22	CAD	80.00	CAD	1,486	(16,049)
Cenovus Energy Inc.	1,248	04/14/22	CAD	19.50	CAD	2,601	(158,727)
Darling Ingredients, Inc.	71	04/14/22	USD	75.00	USD	571	(44,020)
Exxon Mobil Corp.	37	04/14/22	USD	87.50	USD	306	(1,924)
Ovintiv Inc.	143	04/14/22	USD	50.00	USD	773	(69,355)
Pioneer Natural Resources Co.	110	04/14/22	USD	235.00	USD	2,750	(194,700)
Pioneer Natural Resources Co.	16	04/14/22	USD	240.00	USD	400	(23,600)
Shell PLC, ADR	470	04/14/22	USD	52.50	USD	2,582	(141,000)
Suncor Energy Inc.	804	04/14/22	CAD	39.00	CAD	3,272	(141,165)
Tourmaline Oil Corp.	140	04/14/22	CAD	50.75	CAD	806	(79,790)
Valero Energy Corp.	81	04/14/22	USD	90.00	USD	822	(96,390)
Williams Cos., Inc.	658	04/14/22	USD	32.00	USD	2,198	(108,570)
Chevron Corp.	418	04/22/22	USD	170.00	USD	6,806	(79,420)
ConocoPhillips	20	04/22/22	USD	101.00	USD	200	(6,010)
EOG Resources, Inc.	33	04/22/22	USD	119.00	USD	393	(14,933)
Exxon Mobil Corp.	415	04/22/22	USD	78.00	USD	3,427	(220,988)
Marathon Petroleum Corp.	246	04/22/22	USD	78.00	USD	2,103	(200,490)
Shell PLC, ADR	821	04/28/22	USD	55.00	USD	4,510	(156,116)
Chevron Corp.	275	04/29/22	USD	170.00	USD	4,478	(72,600)
ConocoPhillips	71	04/29/22	USD	96.00	USD	710	(45,440)
ConocoPhillips	59	04/29/22	USD	109.00	USD	590	(6,549)
Devon Energy Corp.	12	04/29/22	USD	65.00	USD	71	(1,554)
Williams Cos., Inc.	101	04/29/22	USD	33.00	USD	337	(12,373)
ConocoPhillips	107	05/06/22	USD	101.00	USD	1,070	(45,475)
Devon Energy Corp.	118	05/06/22	USD	64.00	USD	698	(24,780)
Exxon Mobil Corp.	155	05/06/22	USD	88.00	USD	1,280	(20,460)
Marathon Petroleum Corp.	393	05/06/22	USD	82.00	USD	3,360	(226,958)
Valero Energy Corp.	137	05/06/22	USD	98.00	USD	1,391	(96,585)
Arc Resources Ltd.	312	05/20/22	CAD	16.00	CAD	522	(37,061)
Arc Resources Ltd.	588	05/20/22	CAD	17.50	CAD	984	(34,570)
Canadian Natural Resources Limited	177	05/20/22	CAD	76.00	CAD	1,370	(67,252)
Cheniere Energy, Inc.	72	05/20/22	USD	140.00	USD	998	(51,840)
Cheniere Energy, Inc.	116	05/20/22	USD	128.00	USD	1,608	(164,305)
Chevron Corp.	294	05/20/22	USD	160.00	USD	4,787	(249,165)
ConocoPhillips	741	05/20/22	USD	100.00	USD	7,410	(396,435)
Darling Ingredients, Inc.	20	05/20/22	USD	80.00	USD	161	(10,000)
EOG Resources, Inc.	168	05/20/22	USD	125.00	USD	2,003	(75,180)
Marathon Petroleum Corp.	47	05/20/22	USD	82.50	USD	402	(27,848)
Ovintiv Inc.	143	05/20/22	USD	55.00	USD	773	(58,630)
Shell PLC, ADR	1,025	05/20/22	USD	55.00	USD	5,630	(279,312)
Suncor Energy Inc.	440	05/20/22	CAD	41.00	CAD	1,791	(72,327)
TC Energy Corp.	688	05/20/22	CAD	70.00	CAD	4,851	(137,308)
Tourmaline Oil Corp.	301	05/20/22	CAD	52.75	CAD	1,734	(157,705)
Williams Cos., Inc.	452	05/20/22	USD	33.00	USD	1,510	(67,800)
Arc Resources Ltd.	588	06/17/22	CAD	17.50	CAD	984	(45,623)
Canadian Natural Resources Limited	178	06/17/22	CAD	76.00	CAD	1,378	(79,734)
Cheniere Energy, Inc.	72	06/17/22	USD	140.00	USD	998	(64,800)
Chevron Corp.	197	06/17/22	USD	165.00	USD	3,208	(144,795)
Suncor Energy Inc.	440	06/17/22	CAD	41.00	CAD	1,791	(86,934)
TC Energy Corp.	314	06/17/22	CAD	74.00	CAD	2,214	(31,522)
Tourmaline Oil Corp.	248	06/17/22	CAD	52.00	CAD	1,428	(156,717)

							$(5,722,572)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Energy and Resources Trust (BGR)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	Goldman Sachs International	145,600	04/01/22	GBP	4.04	GBP	547	$—
Shell PLC, ADR	Citibank N.A.	72,000	04/04/22	USD	52.75	USD	3,955	(166,432)
Tenaris SA	Morgan Stanley & Co. International PLC	68,800	04/07/22	EUR	12.50	EUR	946	(83,109)
Total SA	UBS AG	16,500	04/07/22	EUR	49.28	EUR	759	(978)
BP PLC	Credit Suisse International	67,400	04/12/22	GBP	3.77	GBP	253	(7,035)
Tenaris SA	Morgan Stanley & Co. International PLC	68,800	04/12/22	EUR	12.75	EUR	946	(73,304)
Santos Ltd.	Morgan Stanley & Co. International PLC	295,300	04/27/22	AUD	7.60	AUD	2,286	(87,718)
Santos Ltd.	JPMorgan Chase Bank N.A.	170,700	05/05/22	AUD	8.28	AUD	1,321	(21,557)
Total SA	Morgan Stanley & Co. International PLC	44,500	05/05/22	EUR	49.17	EUR	2,048	(22,508)
Statoil ASA	Goldman Sachs International	48,000	05/10/22	NOK	320.08	NOK	15,898	(111,016)
Santos Ltd.	Morgan Stanley & Co. International PLC	103,000	05/13/22	AUD	8.16	AUD	797	(19,148)
BP PLC	UBS AG	645,000	05/18/22	GBP	4.08	GBP	2,421	(45,644)
Total SA	UBS AG	84,600	05/18/22	EUR	49.35	EUR	3,894	(52,243)
Statoil ASA	Goldman Sachs International	48,000	05/31/22	NOK	323.30	NOK	15,898	(105,671)

								$(796,363)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$—	$5,446,641	$—	$5,446,641
Food Products	1,882,821	—	—	1,882,821
Metals & Mining	—	4,158,109	—	4,158,109
Oil, Gas & Consumable Fuels	320,074,039	50,886,200	4,396	370,964,635
Short-Term Securities
Money Market Funds	4,256,957	—	—	4,256,957

	$326,213,817	$60,490,950	$4,396	$386,709,163

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,193,809)	$(1,325,126)	$—	$(6,518,935)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4